ADLER VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2023 (Unaudited)

COMMON STOCKS - 77.8%	Shares	Value
Communications - 1.1%
Cable & Satellite - 1.1%
Altice USA, Inc. - Class A (a)	5,000	$ 15,350
Comcast Corporation - Class A	600	28,056
		43,406
Consumer Discretionary - 6.7%
E-Commerce Discretionary - 2.3%
Coupang, Inc. (a)	4,800	91,104

Leisure Facilities & Services - 2.0%
Domino's Pizza, Inc.	200	77,480

Retail - Discretionary - 2.4%
Hertz Global Holdings, Inc. (a)	5,700	96,615

Consumer Staples - 7.9%
Beverages - 1.0%
Diageo plc - ADR	250	41,413

Household Products - 4.6%
Spectrum Brands Holdings, Inc.	2,200	182,974

Wholesale - Consumer Staples - 2.3%
Sysco Corporation	1,300	90,545

Financials - 25.9%
Banking - 4.1%
Citigroup, Inc.	2,100	86,709
Citizens Financial Group, Inc.	2,700	75,951
		162,660
Broker-Dealers - 7.9%
Charles Schwab Corporation (The)	2,700	159,705
XP, Inc. - Class A (a)	6,015	152,420
		312,125
Insurance - 13.9%
Aflac, Inc.	2,700	201,339

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 77.8% (Continued)	Shares	Value
Financials - 25.9% (Continued)
Insurance - 13.9% (Continued)
Equitable Holdings, Inc.	5,200	$ 149,760
Jackson Financial, Inc. - Class A	5,300	199,280
		550,379
Health Care - 16.1%
Biotech & Pharma - 10.2%
Bayer AG - ADR	9,200	126,132
Pfizer, Inc.	4,400	155,672
Viatris, Inc.	11,435	122,926
		404,730
Health Care Facilities & Services - 4.2%
Cigna Group (The)	600	165,756

Medical Equipment & Devices - 1.7%
Medtronic plc	800	65,200

Industrials - 1.8%
Industrial Support Services - 1.8%
Grainger (W.W.), Inc.	100	71,414

Materials - 9.2%
Chemicals - 0.9%
Valvoline, Inc.	1,000	34,440

Containers & Packaging - 8.3%
Berry Global Group, Inc.	2,300	150,282
O-I Glass, Inc. (a)	9,100	180,726
		331,008
Technology - 4.7%
Technology & Electronics - 2.9%
Corning, Inc.	3,500	114,870

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 77.8% (Continued)			Shares	Value
Technology - 4.7% (Continued)
Technology Services - 1.8%
Nuvei Corporation			4,000	$ 72,280

Utilities - 4.4%
Electric Utilities - 4.4%
PG&E Corporation (a)			10,600	172,780

Total Common Stocks (Cost $2,636,306)				$ 3,081,179

PREFERRED STOCKS - 2.5%			Shares	Value
Financials - 2.5%
Banking - 2.5%
Itau Unibanco Holding S.A. - ADR (Cost $87,847)			18,300	$ 100,650

PURCHASED OPTION CONTRACTS - 1.2%	Strike Price	Contracts*	Notional Value	Value
Call Option Contracts - 1.2%
Altice USA, Inc. - Class A, 01/22/24	$ 5 .00	10	$ 3,070	$ 190
Bristol-Myers Squibb Company, 09/18/23	67 .50	10	61,650	20
Charles Schwab Corporation (The), 09/18/23	65 .00	10	59,150	80
Charles Schwab Corporation (The), 01/22/24	60 .00	5	29,575	2,290
Citizens Financial Group, Inc., 01/22/24	27 .50	10	28,130	2,900
Citizens Financial Group, Inc., 01/22/24	25 .00	5	14,065	2,225
Citizens Financial Group, Inc., 01/22/24	32 .50	10	28,130	850
Citizens Financial Group, Inc., 01/22/24	35 .00	10	28,130	410
Equitable Holdings, Inc., 09/18/23	25 .00	6	17,280	2,550
Equitable Holdings, Inc., 09/18/23	30 .00	15	43,200	225
Hertz Global Holdings, Inc., 06/24/24	17 .50	20	33,900	4,500
Jackson Financial, Inc. - Class A, 01/22/24	30 .00	15	56,400	13,125

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 1.2% (Continued)	Strike Price	Contracts*	Notional Value	Value
Call Option Contracts - 1.2% (Continued)
Pfizer, Inc., 09/18/23	$ 45 .00	10	$ 35,380	$ 10
PG&E Corporation, 01/22/24	17 .00	40	65,200	3,480
Viatris, Inc., 01/22/24	10 .00	10	10,750	1,290
Viatris, Inc., 01/22/24	12 .00	30	32,250	900
XP, Inc. - Class A, 01/22/24	13 .00	10	25,340	12,450
Total Purchased Option Contracts (Cost $57,375)			$ 571,600	$ 47,495

MONEY MARKET FUNDS - 19.1%			Shares	Value
Federated Hermes Treasury Obligations Fund - Service Shares, 4.99% (b) (Cost $754,645)			754,645	$ 754,645

Investments at Value - 100.6% (Cost $3,536,173)				$ 3,983,969

Liabilities in Excess of Other Assets - (0.6%)				(25,440)

Net Assets - 100.0%				$ 3,958,529

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2023.
*	Each option contract has a multiplier of 100 shares.

ADR - American Depository Receipt

AG - Aktiengesellschaft

plc - Public Limited Company

S.A. - Société anonyme